OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets, Noncurrent
	December 31,
	2016	2017

Deferred tax assets	$2,261	$2,620
Other	2,362	1,055

	$4,623	$3,675